DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Cash and Cash Equivalents (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Cash and cash equivalents [Abstract]
Cash and banks	$ 5,964,008	$ 981,710
UT Cash and banks	153	695
Mutual funds	610,108	0
Bank account	2,146,801	1,866,194
Interest-bearing accounts	7,909,391	973,646
UT Mutual funds	14,366	94,502
Total	$ 16,644,827	$ 3,916,747	[1]	$ 2,870,394		$ 2,163,757

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)